Derivative financial instruments - Power Purchase Agreements - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 item	Dec. 31, 2025 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Purchase Power Agreements Valuation Day 1 Difference Deferred	$ 18,886,000		$ 13,293,000
Purchase Power Agreement Not Held For Hedging [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	4,763,000		3,079,000
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Number Of Purchase Price Agreements | item		4
At fair value | Purchase Power Agreement Not Held For Hedging [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	$ 23,649,000		16,372,000
Power Purchase Agreement Hedging Instruments [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Number Of Purchase Price Agreements | item	3	1
Hedging instrument, liabilities	$ 1,635,000		6,857,000
Power Purchase Agreement Hedging Instruments [Member] | At fair value | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	1,045,000		8,953,000
Valuation day-1 difference deferred.	$ 590,000		$ 2,096,000
Power Purchase Agreement Plant Operations [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Number Of Purchase Price Agreements | item	1	3